LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
LOSS PER SHARE
LOSS PER SHARE
11.	LOSS PER SHARE

	Year ended December 31,
	2021	2020
Loss attributable to common shareholders ($)	50,640,075	32,534,439
Weighted average number of common shares outstanding	154,949,075	112,657,850
Loss per share attributed to common shareholders	$0.33	$0.29

Diluted loss per share did not include the effect of 14,595,000 (2020 – 14,182,500) share purchase options and 49,486 (2020 – 933,340) common share purchase warrants as they are anti-dilutive.